INCOME TAXES:	12 Months Ended
Dec. 31, 2014
Income Taxes
Income Taxes

NOTE 4—INCOME TAXES:

The domestic and foreign components of pretax income are as follows:

	2014	2013	2012
Domestic	$81,255	$73,362	$64,173
Foreign	10,039	11,121	9,991
	$91,294	$84,483	$74,164

The provision for income taxes is comprised of the following:

	2014	2013	2012
Current:
Federal	$25,173	$16,192	$24,312
Foreign	549	219	231
State	1,538	891	1,914
	27,260	17,302	26,457
Deferred:
Federal	(172)	4,286	(6,857)
Foreign	2,032	1,823	1,710
State	(686)	223	850
	1,174	6,332	(4,297)
	$28,434	$23,634	$22,160

Significant components of the Company’s net deferred tax liability at year end were as follows:

	December 31,
	2014	2013
Deferred tax assets:
Accrued customer promotions	$3,219	$3,156
Deferred compensation	28,099	25,103
Postretirement benefits	4,895	3,847
Other accrued expenses	7,660	6,158
Foreign subsidiary tax loss carry forward	12,972	12,512
Tax credit carry forward	1,530	1,243
Realized capital losses	—	581
Unrealized capital loss	—	—
	58,375	52,600
Valuation allowance	(2,478)	(957)
Total deferred tax assets	$55,897	$51,643
Deferred tax liabilities:
Depreciation	$31,520	$33,129
Deductible goodwill and trademarks	43,960	42,073
Accrued export company commissions	5,555	5,391
Employee benefit plans	3,907	5,100
Inventory reserves	3,422	1,646
Prepaid insurance	867	785
Unrealized capital gain	2,364	709
Deferred gain on sale of real estate	8,168	8,234
Total deferred tax liabilities	$99,763	$97,067
Net deferred tax liability	$43,866	$45,424

At December 31, 2014, the Company has recognized $386 of benefits related to its Mexican subsidiary tax credit carry-forwards. The carry-forward credits expire in 2017. A valuation allowance has been established for the carry-forward losses to reduce the future income tax benefits to amounts expected to be realized. The Company has also recognized $1,144 of benefits related to state tax credit carry-forwards. The state credit carry-forward expires in 2021. The Company expects that these state credit carry-forwards will be utilized before their expiration.

At December 31, 2014, the tax benefits of the Company’s Canadian subsidiary tax loss carry-forwards expiring by year are as follows: $289 in 2027,  $5,767 in 2028,  $4,104 in 2029 and $720 in 2031. The Company expects that these carry-forwards will be realized before their expiration.

At December 31, 2014, the amounts of the Company’s Spanish subsidiary loss carry-forwards expiring by year are as follows: $304 in 2026, $64 in 2027, $223 in 2028, $110 in 2029, $341 in 2030, $445 in 2031 and $605 in 2032. A full valuation allowance has been provided for these Spanish loss carry-forwards as the Company expects that the losses will not be utilized before their expiration.

The effective income tax rate differs from the statutory rate as follows:

	2014	2013	2012
U.S. statutory rate	35.0%	35.0%	35.0%
State income taxes, net	1.0	1.0	1.1
Exempt municipal bond interest	(0.5)	(0.4)	(0.5)
Foreign tax rates	(1.5)	(2.0)	(1.6)
Qualified domestic production activities deduction	(2.8)	(2.2)	(3.1)
Tax credits receivable	(0.6)	(0.9)	(0.9)
Adjustment of deferred tax balances	1.9	(1.1)	(0.5)
Reserve for uncertain tax benefits	—	(0.7)	(0.3)
Other, net	(1.4)	(0.7)	0.7
Effective income tax rate	31.1%	28.0%	29.9%

The Company has not provided for U.S. federal or foreign withholding taxes on $5,393 and $10,988 of foreign subsidiaries’ undistributed earnings as of December 31, 2014 and December 31, 2013, respectively, because such earnings are considered to be permanently reinvested. The Company estimates that the federal income tax liability on such remittances would approximate 30%. This foreign subsidiary holds $15,986 and $11,674 of cash and short term investments as of December 31, 2014 and 2013, respectively.

At December 31, 2014 and 2013, the Company had unrecognized tax benefits of $6,993 and $6,010, respectively. Included in this balance is $4,805 and $3,539, respectively, of unrecognized tax benefits that, if recognized, would favorably affect the annual effective income tax rate. As of December 31, 2014 and 2013,  $1,591 and $1,157, respectively, of interest and penalties were included in the liability for uncertain tax positions.

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	2014	2013	2012
Unrecognized tax benefits at January 1	$6,010	$6,677	$6,804
Increases in tax positions for the current year	1,827	1,163	727
Increases in tax positions for new uncertain tax position	609	—	—
Reductions in tax positions for lapse of statute of limitations	(1,050)	(867)	(854)
Reductions in tax positions relating to settlements with taxing authorities	(403)	(140)	—
Reductions in tax positions for effective settlements	—	(823)	—
Unrecognized tax benefits at December 31	$6,993	$6,010	$6,677

The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes on the Consolidated Statements of Earnings and Retained Earnings.

The Company is subject to taxation in the U.S. and various state and foreign jurisdictions. The Company remains subject to examination by U.S. federal and state and foreign tax authorities for the years 2011 through 2013. With few exceptions, the Company is no longer subject to examinations by tax authorities for the years 2010 and prior.

The Company is currently subject to a federal income tax examination of tax years 2011 and 2012. The Company’s Canadian subsidiary is currently subject to examination by the Canada Revenue Agency for tax years 2005 and 2007. The Company’s Spanish subsidiaries are currently subject to a court hearing relating to a tax examination by the Spanish tax authorities. In addition, the Company is currently subject to various state tax examinations. Although the Company is unable to determine the ultimate outcome of the ongoing examinations and court hearing, the Company believes that its liability for uncertain tax positions relating to these jurisdictions for such years is adequate.